Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,773,655)	$ (2,164,368)	$ (1,591,189)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	50,826	46,435	23,589
Share-based compensation	8,788	382,595	35,492
Amortization of discount attribute to convertible loans			206,546
Change in fair value of embedded conversion feature of warrants, loans and capital note	(19,278)	235,382	59,901
Change in other current assets	(60,243)	(56,732)	24,223
Change interest on convertible loans			(13,905)
Change in inventory	(20,228)	(8,733)	(7,208)
Change in trade payables	234,939	(64,420)	(63)
Change in employees and payroll accruals	44,204	(12,040)	48,288
Change in other current liabilities	428,227	(28,811)	104,913
Net cash used in operating activities	(1,106,420)	(1,670,692)	(1,109,413)
Cash flows from investing activities:
Proceeds from short-term deposit, net			61,749
Purchase of property and equipment	(42,074)	(57,874)	(42,415)
Net cash used in investing activities	(42,074)	(57,874)	19,334
Cash flows from financing activities:
Proceeds from convertible loans		836,294	100,000
Proceeds from issuance of shares, net	298,464	1,007,420	1,064,903
Increase in short term bank credit	37,707
Proceeds from issuance of warrants presented as liability	142,470	457,501
Net cash provided by financing activities	478,641	2,301,215	1,164,903
Increase (decrease) in cash and cash equivalents	(669,853)	572,649	74,824
Cash and cash equivalents at beginning of year	680,765	108,116	33,292
Cash and cash equivalents at the end of the year	10,912	680,765	108,116
Supplemental information and disclosure of non-cash financing activities
Conversion of convertible loans including interest in to shares		720,276	1,687,621
Issuance of warrants presented as liability		334,517
Reclassification of warrants from liability to equity		16,883	117,500
Issuance of warrants and capital note in respect of equity restructuring		$ 90,280